Summary of Significant Accounting Policies - Schedule of Results of Operations and Changes in Cash and Cash Equivalents of VIEs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Variable Interest Entity [Line Items]
Revenues	$ 36,934	$ 54,547
Net income/ (loss) (note)	(23,568)	(41,368)
Net cash provided by/ (used in) operating activities	(12,851)	3,921
Net cash used in investing activities	(480)	(34,351)
Net cash used in financing activities	1,844	27,463
VIEs [Member]
Variable Interest Entity [Line Items]
Revenues	14,517	35,825
Net income/ (loss) (note)	(7,365)	991
Net cash provided by/ (used in) operating activities	(430)	994
Net cash used in investing activities	$ (90)	(1,113)
Net cash used in financing activities		$ (2,457)